General information about financial statements - Equity interests (Details)		6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 03, 2025	Jun. 30, 2026	Sep. 30, 2026	Dec. 31, 2025	Jul. 01, 2026
Company's Operations [Line Items]
Proportion of ownership interest in subsidiary			100.00%	100.00%
FamPro Tissue Holdings B.V.
Company's Operations [Line Items]
Acquired in subsidiary					51.00%
F&E Tecnologia do Brasil S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Biofuel production, except alcohol
Country			Brazil
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Fibria Celulose (USA) Inc. (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity			Business office
Country			United States of America
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Port operations
Country			Brazil
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
FuturaGene Ltda. (Direct) | England
Company's Operations [Line Items]
Main activity			Biotechnology research and development
Country			England
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
FuturaGene Delaware Inc. (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity			Biotechnology research and development
Country			United States of America
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
FuturaGene Israel Ltda. (Indirect) | ISRAEL
Company's Operations [Line Items]
Main activity			Biotechnology research and development
Country			Israel
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
FuturaGene Inc. (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity			Biotechnology research and development
Country			United States of America
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Maxcel Empreendimentos e Participações S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Holding
Country			Brazil
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A. (Indirect) | BRAZIL
Company's Operations [Line Items]
Main activity			Port operations
Country			Brazil
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Mucuri Energética S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Power generation and distribution
Country			Brazil
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Paineiras Logística e Transportes Ltda. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Road freight transport
Country			Brazil
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Port operations
Country			Brazil
Functional Currency			BRL
Proportion of ownership interest in subsidiary			51.00%	51.00%
Projetos Especiais e Investimentos Ltda. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Commercialization of equipment and parts
Country			Brazil
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
SFBC Participações Ltda. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Packaging production
Country			Brazil
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Argentina S.A.U (Direct) | ARGENTINA
Company's Operations [Line Items]
Main activity			Commercialization of paper and computer materials
Country			Argentina
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Austria GmbH. (Direct) | AUSTRIA
Company's Operations [Line Items]
Main activity			Business office
Country			Austria
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Canada Inc. (Direct) | CANADA
Company's Operations [Line Items]
Main activity			Lignin research and development
Country			Canada
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Ecuador S.A.S. (Direct) | ECUADOR
Company's Operations [Line Items]
Main activity			Business office
Country			Ecuador
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano International Finance B.V. (Direct) | NETHERLANDS
Company's Operations [Line Items]
Main activity			Financial fundraising
Country			Netherlands
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano International Holding B.V [Member] | NETHERLANDS
Company's Operations [Line Items]
Main activity			Holding
Country			Netherlands
Functional Currency			EUR
Proportion of ownership interest in subsidiary			100.00%	100.00%
FamPro Tissue Holdings B.V. (Arbex) | NETHERLANDS
Company's Operations [Line Items]
Main activity			Holding
Country			Netherlands
Functional Currency			EUR
Proportion of ownership interest in subsidiary			51.00%
Kimberly-Clark Limited | UNITED KINGDOM
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of tissue products
Country			United Kingdom
Functional Currency			GBP
Proportion of ownership interest in subsidiary			51.00%
Kimberly-Clark Europe Limited | UNITED KINGDOM
Company's Operations [Line Items]
Main activity			Holding, industrialization and comercialization of tissue products
Country			United Kingdom
Functional Currency			EUR
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Finance Co Limited | UNITED KINGDOM
Company's Operations [Line Items]
Main activity			Financial fundraising
Country			United Kingdom
Functional Currency			EUR
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Argentina S.R.L. | ARGENTINA
Company's Operations [Line Items]
Main activity			Commercialization of tissue
Country			Argentina
Functional Currency			ARS
Proportion of ownership interest in subsidiary			51.00%
IFP Costa Rica Limitada | COSTA RICA
Company's Operations [Line Items]
Main activity			Commercialization of tissue
Country			Costa Rica
Functional Currency			CRC
Proportion of ownership interest in subsidiary			51.00%
IFP Costa Rica T&S Ltda | COSTA RICA
Company's Operations [Line Items]
Main activity			Commercialization of tissue products, business office
Country			Costa Rica
Functional Currency			CRC
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue El Salvador Ltda. de C.V. | EL SALVADOR
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of tissue products
Country			El Salvador
Functional Currency			USD
Proportion of ownership interest in subsidiary			51.00%
IFP Guatemala, Comm of Prod Ltda. | GUATEMALA
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			Guatemala
Functional Currency			GTQ
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Panama S. de R.L. | PANAMA
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			Panama
Functional Currency			USD
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Peru S.R.L. | PERU
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of tissue products
Country			Peru
Functional Currency			PEN
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Chile SpA | CHILE
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			Chile
Functional Currency			CLP
Proportion of ownership interest in subsidiary			51.00%
Colpapel Tissue S.A.S. | COLOMBIA
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of tissue products
Country			Colombia
Functional Currency			COP
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Ecuador CIA. LTDA. | ECUADOR
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			Ecuador
Functional Currency			USD
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Honduras S.deR.L.de C.V. | HONDURAS
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			Honduras
Functional Currency			HNL
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Austria GmbH | AUSTRIA
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			Austria
Functional Currency			EUR
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Belgium B.V. | BELGIUM
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			Belgium
Functional Currency			EUR
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Czech Republic s.r.o. | CZECHIA
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			Czechia
Functional Currency			EUR
Proportion of ownership interest in subsidiary			51.00%
Kimberly-Clark SAS. | FRANCE
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of tissue products
Country			France
Functional Currency			EUR
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Germany GmbH. | GERMANY
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of tissue products
Country			Germany
Functional Currency			EUR
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Israel | ISRAEL
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of tissue products
Country			Israel
Functional Currency			ILS
Proportion of ownership interest in subsidiary			51.00%
Kimberly-Clark S.R.L. | ITALY
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of tissue products
Country			Italy
Functional Currency			EUR
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Netherlands B.V. | NETHERLANDS
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			Netherlands
Functional Currency			EUR
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Poland sp. z.o.o. | POLAND
Company's Operations [Line Items]
Main activity			Commercialization of tissue products, business office
Country			Poland
Functional Currency			PLN
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Portugal, Unipessoal Lda. | PORTUGAL
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			Portugal
Functional Currency			EUR
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue South Africa (Pty) Ltd. | SOUTH AFRICA
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of tissue products
Country			South Africa
Functional Currency			ZAR
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Spain, S.L.U. | SPAIN
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of tissue products
Country			Spain
Functional Currency			EUR
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Switzerland GmbH | SWITZERLAND
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			Switzerland
Functional Currency			CHF
Proportion of ownership interest in subsidiary			51.00%
Kimberly-Clark IFP ANZ Pty. Limited | AUSTRALIA
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of tissue products
Country			Australia
Functional Currency			AUD
Proportion of ownership interest in subsidiary			51.00%
SK IFP Singapore Pte. Ltd. | SINGAPORE
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			Singapore
Functional Currency			SGD
Proportion of ownership interest in subsidiary			51.00%
SK IFP (Hong Kong) Limited | HONG KONG
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			Hong Kong
Functional Currency			HKD
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Malaysia Sdn. Bhd. | MALAYSIA
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of tissue products
Country			Malaysia
Functional Currency			MYR
Proportion of ownership interest in subsidiary			51.00%
JV FamPro Tissue Malaysia Sdn. Bhd. | MALAYSIA
Company's Operations [Line Items]
Main activity			Commercialization of tissue products, business office
Country			Malaysia
Functional Currency			MYR
Proportion of ownership interest in subsidiary			51.00%
SK (Shanghai) Paper Technology Co., Ltd. | CHINA
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			China
Functional Currency			CNY
Proportion of ownership interest in subsidiary			51.00%
SK Corporation | TAIWAN
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of tissue products
Country			Taiwan
Functional Currency			TWD
Proportion of ownership interest in subsidiary			51.00%
KC Europe Ltd (Taiwan Branch) | TAIWAN
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			Taiwan
Functional Currency			TWD
Proportion of ownership interest in subsidiary			51.00%
Taiwan Scott Paper Company | TAIWAN
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of tissue products
Country			Taiwan
Functional Currency			TWD
Proportion of ownership interest in subsidiary			51.00%
KC Hygiene Prod. Private Ltd. | INDIA
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			India
Functional Currency			INR
Proportion of ownership interest in subsidiary			51.00%
P.T. Kimberly-Clark Indonesia | INDONESIA
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			Indonesia
Functional Currency			IDR
Proportion of ownership interest in subsidiary			51.00%
FamPro Tissue Philippines Inc. | PHILIPPINES
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			Philippines
Functional Currency			PHP
Proportion of ownership interest in subsidiary			51.00%
Kimberly – Clark Thailand Limited | THAILAND
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of tissue products
Country			Thailand
Functional Currency			THB
Proportion of ownership interest in subsidiary			51.00%
KC Manufacturing (Thailand) Limited | THAILAND
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of tissue products
Country			Thailand
Functional Currency			THB
Proportion of ownership interest in subsidiary			51.00%
SK (Shanghai) Paper Technology Co., Ltd. (Beijing Branch) | CHINA
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			China
Functional Currency			CNY
Proportion of ownership interest in subsidiary			51.00%
SK (Shanghai) Paper Technology Co., Ltd. (Guangzhou Branch) | CHINA
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			China
Functional Currency			CNY
Proportion of ownership interest in subsidiary			51.00%
SK (Shanghai) Paper Technology Co., Ltd. (Chengdu Branch) | CHINA
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			China
Functional Currency			CNY
Proportion of ownership interest in subsidiary			51.00%
KC IFP ANZ Pty Ltd (New Zealand Branch) | NEW ZEALAND
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			New Zealand
Functional Currency			NZD
Proportion of ownership interest in subsidiary			51.00%
KC Europe Ltd (Puerto Rico Branch) | PUERTO RICO
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			Puerto Rico
Functional Currency			USD
Proportion of ownership interest in subsidiary			51.00%
KC Europe Ltd (Dominican Republic branch) | DOMINICAN REPUBLIC
Company's Operations [Line Items]
Main activity			Commercialization of tissue products
Country			Dominican Republic
Functional Currency			DOP
Proportion of ownership interest in subsidiary			51.00%
Arbex Brasil Ltda. | BRAZIL
Company's Operations [Line Items]
Main activity			Business office
Country			Brazil
Functional Currency			BRL
Proportion of ownership interest in subsidiary			51.00%
Suzano International Trade GmbH. (Direct) | AUSTRIA
Company's Operations [Line Items]
Main activity			Business office
Country			Austria
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Packaging LLC (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity			Production of coated and uncoated paperboard, used in the production of Liquid Packaging Board and Cupstock
Country			United States of America
Functional Currency			USD
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Material Technology Development Ltd. (Direct) | CHINA
Company's Operations [Line Items]
Main activity			Biotechnology research and development
Country			China
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Netherlands B.V. (Direct) | NETHERLANDS
Company's Operations [Line Items]
Main activity			Financial fundraising
Country			Netherlands
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Operações Industriais e Florestais S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Industrialization, commercialization and exporting of pulp
Country			Brazil
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Pulp and Paper America Inc. (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity			Business office
Country			United States of America
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Pulp and Paper Europe S.A. (Direct) | SWITZERLAND
Company's Operations [Line Items]
Main activity			Business office
Country			Switzerland
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Shanghai Ltda. (Direct) | CHINA
Company's Operations [Line Items]
Main activity			Business office
Country			China
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Shanghai Trading Ltda. (Direct) (2) | CHINA
Company's Operations [Line Items]
Main activity			Business office
Country			China
Functional Currency			BRL
Proportion of ownership interest in subsidiary				100.00%
Suzano Singapura Pte. Ltda. (Direct) | SINGAPORE
Company's Operations [Line Items]
Main activity			Business office
Country			Singapore
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Trading International KFT(Direct) | HUNGARY
Company's Operations [Line Items]
Main activity			Business office
Country			Hungary
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Ventures LLC (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity			Corporate venture capital
Country			United States of America
Functional Currency			BRL
Proportion of ownership interest in subsidiary			100.00%	100.00%
Veracel Celulose S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Industrialization, commercialization and exporting of pulp
Country			Brazil
Functional Currency			BRL
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation			50.00%	50.00%
Allotrope Energy Ltd (Indirect) | England
Company's Operations [Line Items]
Main activity			Research and development of battery technology based on carbon derived from lignin biomass
Country			England
Functional Currency			USD
Proportion of ownership interest in associate		20.00%	19.72%
Biomas Serviços Ambientais, Restauração e Carbono S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Restoration, conservation and preservation of forests
Country			Brazil
Functional Currency			BRL
Proportion of ownership interest in associate			16.66%	16.66%
Muçununga Serviços Ambientais, Restauração e Carbono Ltda. (Indirect) | BRAZIL
Company's Operations [Line Items]
Main activity			Restoration, conservation and preservation of forests
Country			Brazil
Functional Currency			BRL
Proportion of ownership interest in associate			8.33%	8.33%
Ibema Companhia Brasileira de Papel (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of paperboard
Country			Brazil
Functional Currency			BRL
Proportion of ownership interest in associate			49.90%	49.90%
Simplifyber, Inc. (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity			Production of consumer goods through the transformation of cellulose-based liquids
Country			United States of America
Functional Currency			USD
Proportion of ownership interest in associate			15.52%	14.20%
Spinnova Plc. (Direct) (“Spinnova”) | FINLAND
Company's Operations [Line Items]
Main activity			Research of sustainable raw materials for the textile industry
Country			Finland
Functional Currency			EUR
Proportion of ownership interest in associate			18.75%	18.76%
Woodspin Oy (Direct/Indirect) (“Woodspin”) (3) | FINLAND
Company's Operations [Line Items]
Main activity			Development and production of cellulose-based fibers, yarns and textile filaments
Country			Finland
Functional Currency			EUR
Proportion of ownership interest in associate	100.00%		18.75%	18.76%
Spinnova Refining Oy (Indirect) (3) | FINLAND
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of cellulose, microfiber cellulose and paper
Country			Finland
Functional Currency			EUR
Proportion of ownership interest in associate			18.75%	18.76%
Bem Agro Integração e Desenvolvimento S.A. (Indirect) | BRAZIL
Company's Operations [Line Items]
Main activity			Software solutions based on artificial intelligence and computer vision for agribusiness
Country			Brazil
Functional Currency			BRL
Proportion of ownership interest in associate			4.58%	5.82%
Celluforce Inc. (Direct) | CANADA
Company's Operations [Line Items]
Main activity			Nanocrystalline pulp research and development
Country			Canada
Functional Currency			CAD
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation			8.28%	8.28%
Lenzing Aktiengesellschaft (Indirect) | AUSTRIA
Company's Operations [Line Items]
Main activity			Production of wood-based cellulose fibers
Country			Austria
Functional Currency			EUR
Proportion of ownership interest in associate			15.00%	15.00%
Nfinite Nanotechnology Inc. (Indirect) | CANADA
Company's Operations [Line Items]
Main activity			Research and development of smart nanocoatings
Country			Canada
Functional Currency			USD
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation			5.40%	4.90%